Deposit, Prepayments and Other Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - Other Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 42,173	$ 25,650
Allowance for expected credit losses	774,070	16,509
Foreign translation adjustment	2,005	14
Balance at end of year	$ 818,248	$ 42,173